United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
March 31, 2003

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius    Lincoln, MA  May 15, 2003
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1  Column 2   Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of   Title of
Issuer    Class      Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting
				  (x1000)     PRN AMT PRN CALL Discretion   Managers   Auhtority 									       	       S/Sh/None

TATA TEA LTD GDR    876569203     172  		43,000             SH        OTHER   SHARED
BAJAJ
AUTO LTD  GDR	    Y0546X127	  227		22,400		   SH
OTHER 	SHARED
STATE BK
INDIA  	   GDR      856552203     345     	23,950             SH        OTHER   SHARED
VIDESH
SANCHAR
NIGAM LTD  ADR      92659G600     12            3,846    	   SH        OTHER   SHARED
ASUSTEK
COMPUTER
INC	   GDR	    04648R209     43	       22,450    	   SH	     OTHER   SHARED
BENQ CORP  GDR	    082301201	  99	       17,220
REALTEK
SEMICNDCTR
CORP	   GDR      756063202     117          14,170    	   SH        OTHER   SHARED
ROSTELECOM ADR	    778529107	  265	       33,300		   SH	      OTHER   SHARED
GERDAU AS  ADR	    373737105	  368	       40,200	           SH
OTHER   SHARED
SADIA SA   ADR      786326108	   89           8,733		   SH
OTHER   SHARED
TELE NORDESTE
CELULAR    ADR      87924W109	  165	       11,643		   SH
OTHER   SHARED
VOTORANTIM
CELULOSE
E PAPEL SA ADR	    92906P106     143           7,624 		   SH
OTHER   SHARED
TOTAL ACCESS
COMMUN	   COM	    689931905     254	      498,200    	   SH	     OTHER   SHARED
AU OPTRONICS
CORP       ADR      002255107     141  	       25,000    	   SH        OTHER   SHARED
SAMSUNG
ELECTRS
LTD	   GDR      796050888     497 	 	4,400    	   SH        OTHER   SHARED
PETROLEO
BRASILEIRO
SA PETRO   ADR	    71654V101	  274		19,900		   SH
     OTHER   SHARED

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            16

Form 13F Information Table Value Total:           $3,211
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE